CONVERTIBLE REDEEMABLE PREFERRED SHARES - Liquidation Preferences (Details)	12 Months Ended
Dec. 31, 2025
Series E Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Compound annual rate	12.00%
Series D Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Compound annual rate	12.00%
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Compound annual rate	8.00%
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%